Financial instruments - valuation - Movement in Level 3 portfolios - Assets (Details) - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Held-for-trading | Continuing operations
Movement in level 3 assets
Amounts recorded in the income statement	£ (185)	£ (240)
Other instruments | Continuing operations
Movement in level 3 assets
Amounts recorded in the income statement	190	9
Recurring
Movement in level 3 assets
Assets at beginning of period	3,288
Assets at end of period	3,300	3,288
Recurring | IFRS9
Movement in level 3 assets
Assets at beginning of period	3,222
Amounts recorded in the income statement	31
Amounts recorded in the statement of comprehensive income	23
Level 3 transfers in	1,326
Level 3 transfers out	(625)
Purchases	887
Settlements	(515)
Sales	(1,055)
Foreign exchange and other adjustments	(6)
Assets at end of period	3,300	3,222
Amounts recorded in the income statement in respect of balances held at year end - unrealised	24
Amounts recorded in the income statement in respect of balances held at year end - realised	4
Recurring | IAS39
Movement in level 3 assets
Assets at beginning of period	3,288	4,537
Amounts recorded in the income statement		(572)
Amounts recorded in the statement of comprehensive income		2
Level 3 transfers in		994
Level 3 transfers out		(1,018)
Issuances		371
Purchases		1,808
Settlements		(161)
Sales		(2,655)
Foreign exchange and other adjustments		18
Assets at end of period		3,288
Amounts recorded in the income statement in respect of balances held at year end - unrealised		(80)
Amounts recorded in the income statement in respect of balances held at year end - realised		276
Recurring | Trading assets | IFRS9
Movement in level 3 assets
Assets at beginning of period	2,692
Amounts recorded in the income statement	(147)
Level 3 transfers in	1,307
Level 3 transfers out	(624)
Purchases	871
Settlements	(512)
Sales	(930)
Assets at end of period	2,657	2,692
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(134)
Amounts recorded in the income statement in respect of balances held at year end - realised	(2)
Recurring | Trading assets | IAS39
Movement in level 3 assets
Assets at beginning of period	2,727	3,933
Amounts recorded in the income statement		(593)
Level 3 transfers in		679
Level 3 transfers out		(1,015)
Issuances		371
Purchases		1,788
Settlements		(161)
Sales		(2,286)
Foreign exchange and other adjustments		(11)
Assets at end of period		2,727
Amounts recorded in the income statement in respect of balances held at year end - unrealised		(59)
Amounts recorded in the income statement in respect of balances held at year end - realised		271
Recurring | Other financial assets | IFRS9
Movement in level 3 assets
Assets at beginning of period	530
Amounts recorded in the income statement	178
Amounts recorded in the statement of comprehensive income	23
Level 3 transfers in	19
Level 3 transfers out	(1)
Purchases	16
Settlements	(3)
Sales	(125)
Foreign exchange and other adjustments	(6)
Assets at end of period	643	530
Amounts recorded in the income statement in respect of balances held at year end - unrealised	158
Amounts recorded in the income statement in respect of balances held at year end - realised	6
Recurring | Other financial assets | IAS39
Movement in level 3 assets
Assets at beginning of period	£ 561	604
Amounts recorded in the income statement		21
Amounts recorded in the statement of comprehensive income		2
Level 3 transfers in		315
Level 3 transfers out		(3)
Purchases		20
Sales		(369)
Foreign exchange and other adjustments		29
Assets at end of period		561
Amounts recorded in the income statement in respect of balances held at year end - unrealised		(21)
Amounts recorded in the income statement in respect of balances held at year end - realised		£ 5